Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended
	Mar. 29, 2014	Dec. 31, 2012 Original 2011 Fixed Share Option Plan [Member]	Dec. 28, 2013 Amended 2011 Fixed Share Option Plan [Member]	Dec. 31, 2012 Amended 2011 Fixed Share Option Plan [Member]	Dec. 31, 2012 2010 Fixed Share Option Plan [Member]	Mar. 29, 2014 Minimum [Member]	Mar. 29, 2014 Maximum [Member]
Risk-free interest rate, Minimum	0.63%	0.78%	0.75%	0.18%	0.90%
Risk-free interest rate, Maximum	0.70%	0.92%	0.90%	0.39%	0.10%
Volatility factor, Minimum	73.00%	88.00%	63.00%	74.00%	68.00%
Volatility factor, Maximum	88.00%	89.00%	66.00%	75.00%	91.00%
Expected life of options, in years		5 years	4 years 2 months 12 days	4 years 2 months 1 day	5 years	3 years	4 years 2 months 12 days
Weighted average fair value of options granted		$ 2.14	$ 1.15	$ 1.34	$ 1.66